Unsecured Senior Notes (Tables)	12 Months Ended
May 31, 2023
Debt Instruments [Abstract]
Summary of unsecured senior notes
A summary of the unsecured senior notes as of May 31, 2023 is as follows:

	As of May 31,		Effective interest rate
	2022	2023
	US$	US$
Carrying amount of the unsecured senior notes due 2025	65,394	14,653	2.35%
Unamortized debt discounts, accrued interest expenses and debt issuance costs	221	—

Total principal amount of the unsecured senior notes	65,615	14,653